Digital Assets	6 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
DIGITAL ASSETS

8. DIGITAL ASSETS

	As of December 31, 2025	As of June 30, 2025
Non-Fungible Token A (1)	$140,586	$140,586
Non-Fungible Token B (1)	600,000	600,000
Bitcoin (2)	33,000,000	-
	33,740,586	740,586
Fair value change on digital assets	(6,650,232)	-
Impairment	(740,586)	(740,586)
Digital assets, net	$26,349,768	$-

(1)	NFT A and NFT B were built during the fiscal year ended June 30, 2024. Considering that NFT B did not generate any sales although it was uploaded to sell for more than 10 months, the Company made full impairment of NFT B as of June 30, 2024. Considering that NFT A did not generate any sales during 2025, the Company made full impairment of NFT A as of June 30, 2025.

(2)	During the six months ended December 31, 2025, the Company completed of a strategic investment totaling approximately $33,000,000 in Bitcoin (BTC), representing 300 BTC. As at 31 December 2025, the market price of Bitcoin decreased. Accordingly, the Company recognized an loss of $6,650,232 to adjust the carrying amount of such Bitcoin assets to their fair value at that date.